CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the form of the prospectus used with respect to Class A, Class C, Class R, Class R1, Class FI and Class I of Legg Mason BW Diversified Large Cap Value Fund, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 9 to the Registrant’s Registration Statement (“Amendment No. 9”), and (b) that Amendment No. 9 was filed electronically.

Dated as of: September 3, 2010	By: /s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary